Payments, Details - USD ($)	Amount	Type	Country	Govt.	Resource	Segment
#: 1
	$ 186,945	Fees	United States of America	Bureau of Land Management	enlc:NaturalGasAndCrudeOilMember	enlc:MidstreamGatheringAndProcessingMember